Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events (Note 9)
9. Subsequent Events

9. Subsequent Events

(a)	On January 11, 2022, the Company issued 250,000 common shares at $1.00 per share for proceeds of $250,000, of which $150,000 was received as of December 31, 2021

(b)	On January 12, 2022, the Company contributed an additional capital investment of $100,000 to the Bonanza Project.

(c)	On January 18, 2022, the Company issued 220,000 common shares to officers and directors of the Company relating to fiscal 2021 compensation. Refer to Note 6(g).

(d)

On January 18, 2022, the Company issued 100,000 common shares with a fair value of $146,000 to a third party for consulting services. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance.

(e)

On January 22, 2022, the Company issued 50,000 common shares with a fair value of $83,500 to the spouse of the Chief Executive Officer of the Company for consulting services. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance.

(f)	On January 22, 2022, the Company issued 50,000 common shares at $1.00 per share for proceeds of $50,000.